Supplement dated September 12, 2006
                    to the Prospectus dated October 31, 2005
                             for the UMB Scout Funds

This Supplement updates certain information contained in the Prospectus for the UMB Scout Funds dated October 31, 2005. You should keep this Supplement with your Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.


Effective September 13, 2006, the Portfolio Managers section of the Prospectus relating to the UMB Scout Small Cap Fund shall be deleted in its entirety, and shall be replaced with the following text:

         Jason Votruba and Adrianne Valkar are co-portfolio managers of the UMB Scout Small Cap Fund. Mr. Votruba joined UMB and the Advisor in 2002 following previous employment providing investment advice at George K. Baum & Company from 2000-2002 and Commerce Bank from 1998-2000. Mr. Votruba has been serving as co-portfolio manager of the UMB Scout Small Cap Fund since his tenure with the Advisor began. Mr. Votruba graduated from Kansas State University. He is a member of the Kansas City CFA Society. Ms. Valkar joined UMB in 1994 and the Advisor in 2001. Ms. Valkar has been serving as co-portfolio manager since March 31, 2000. She earned her undergraduate degree from Friends University and her graduate degree from Baker University. Ms. Valkar is a member of the American Business Women's Association.




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                                 UMB SCOUT FUNDS


                       Supplement dated September 12, 2006
                   to the Statement of Additional Information
                 dated October 31, 2005 for the UMB Scout Funds

This Supplement updates certain information contained in the Statement of Additional Information for the UMB Scout Funds dated October 31, 2005. You should keep this Supplement with your Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge by calling (800) 996-2862.


Effective September 13, 2006, the Portfolio Managers section of the Statement of Additional Information shall be revised to delete references and other information relating to David R. Bagby in the subsections entitled "Investments in the UMB Scout Funds" and "Other Managed Accounts."